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                                                OMB APPROVAL
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                                        OMB Number:         3235-0456
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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     1.    Name and address of issuer:

           Mitchell Hutchins Series Trust
           51 West 52nd Street
           New York, NY 10019-6114
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     2.    The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X
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     3.    Investment Company Act File Number:

           811-4919

           Securities Act File Number:

           33-10438
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     4(a). Last day of fiscal year for which this Form is filed:

           December 31, 2000
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     4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the form is being filed late, interest must be paid on the registration fee due.
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     4(c). [ ] Check box if this is the last time the issuer will be filing this Form.
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
5.   Calculation of registration fee:

       (i)     Aggregate sale price of securities sold during the fiscal year              $     0
               pursuant to section 24(f):                                                  -------

       (ii)    Aggregate price of securities redeemed or repurchased during the
               fiscal year                                                       $     0
                                                                                 -------
       (iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 1, 1995 that
               were not previously used to reduce registration fees payable to   $     0
               the Commission:                                                   -------

       (iv)    Total available redemption credits [add Items 5(ii) and 5(iii)]:           -$     0
                                                                                           -------

       (v)     Net sales - if item 5(i) is greater than Item 5(iv) [subtract
               item 5(iv) from Item 5(i)]:                                                 $     0
                                                                                           -------

       (vi)    Redemption credits available for use in future years -- if Item
               5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item       $(    0)
               5(i)]:                                                            --------

       (vii)   Multiplier for determining registration fee (See
               Instruction  C.9):                                                           =$0.000250
                                                                                            ----------

       (viii)  Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
               "0" if no fee is due):                                                       =$   0
                                                                                            ------
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule
     24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule
     24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 2,099,132.

7.   Interest due - if this Form is being filed more than 90 days after the end of the
     Issuer's fiscal year (see Instruction D):
                                                                                             +$  0
                                                                                             -----
8.   Total of the amount of the registration fee due plus any interest due [line 5(viii)
     plus line 7]:

                                                                                             =$  0
                                                                                             =====


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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

      Method of Delivery:

         [ ]  Wire Transfer

         [ ]  Mail or other means


                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /S/  Thomas G. Disbrow
                             ---------------------------------------------
                             Thomas G. Disbrow
                             Vice President and Assistant Treasurer


Date:  March 15,  2001

  *Please print the name and title of the signing officer below the signature.

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